UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:
811-23125

ELEVATION ETF TRUST
 (Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203
 (Address of principal executive offices) (Zip code)

Andrea E. Kuchli, Esq., Secretary
Elevation ETF Trust
1290 Broadway, Suite 1100
Denver, Colorado 80203
(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: (303) 623-2577

Date of fiscal year end: October 31

Date of reporting period: March 31, 2016 – October 31, 2016

Item 1. Reports to Stockholders.

DHANDHO FUNDS

# DHANDHO JUNOON ETF

ELEVATION ETF TRUST

# ANNUAL

NYSE ARCA: JUNE
10.31.2016

TABLE OF CONTENTS

Portfolio Update	1
Disclosure of Fund Expenses	5
Report of Independent Registered Public Accounting Firm	6
Schedule of Investments	7
Statement of Assets and Liabilities	9
Statement of Operations	10
Statement of Changes in Net Assets	11
Financial Highlights	12
Notes to Financial Statements	13
Additional Information	18
Trustees & Officers	20

Dhandho Junoon ETF	Portfolio Update

October 31, 2016 (Unaudited)

Performance Overview

The Dhandho Junoon ETF (the “Fund”), for the period from the Fund’s March 31, 2016 inception to October 31, 2016, generated a total return of -1.21%, as compared to the Fund’s underlying index, the Dhandho Junoon Index (NOON), which returned -0.76%. During this same period, the S&P 500® Index (“S&P 500”), on a total return basis returned 4.46%.

At the portfolio level, relative to the S&P 500, the Fund saw a moderate positive impact (1.06%) from allocation effect, which was largely driven by a relative over-weight exposure to Financials (31.68% vs. 12.86% in the S&P 500) and an underweight to Health Care for the stated period (9.48% vs. 14.88%). Conversely, the Fund’s performance was adversely affected by the overweight in Consumer Discretionary relative to the S&P 500 (41.16% vs. 12.36% respectively). The Fund saw relative underperformance (-6.72%), as certain holdings in the Health Care, Consumer Discretionary, and Financials sectors were the primary detractors during the stated period.

Looking at the Fund in a more granular manner, the top performer of the Fund’s three component sleeves for the period was the Spin-off Sleeve, which holds a pool of companies that were spun off in the past several years and comprises roughly 5% of the Fund’s portfolio. The Fund’s Select Value Manager Holdings Sleeve, a component that accounts for roughly 20% of the Fund and is comprised of the largest holdings of select hedge fund managers, was the next-best performer. The worst performing sleeve was the Share Buyback sleeve, a bucket that comprises roughly 75% of the Fund and holds companies that consistently reduce their share count.

The best performing stocks for the period were Engility Holdings Inc. (EGL), which climbed 63.61%, Veritiv Corp (VRTV), which returned 48.26%, and Outerwall Inc. (OUTR), which rose 46.60%. The worst performing stocks were Navigator Holdings Inc. (NVGS), which lost 50.46%, GNC Holdings Inc. (GNC), which fell 44.09%; and Gannett Co. Inc. (GCI), which decreased 42.51%.

Annual Report | October 31, 2016	1

Dhandho Junoon ETF	Portfolio Update

October 31, 2016 (Unaudited)

Performance (as of October 31, 2016)

	6 Months	Since Inception^
Dhandho Junoon ETF - NAV	0.82%	-1.21%
Dhandho Junoon ETF – Market Price*	0.74%	-1.21%
Dhandho Junoon Index	1.22%	-0.76%
S&P 500® Total Return Index	4.06%	4.46%

Total Expense Ratio (per the current prospectus) 0.75%

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.dhandoetfs.com or call 1.844.808.3557.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.dhandoetfs.com.

*	Market Price is based on the midpoint of the bid/ask spread at 4 p.m. ET and does not represent the returns an investor would receive if shares were traded at other times.

^	The Fund commenced operations on April 1, 2016, with an Inception Date of March 31, 2016.

The Dhandho Junoon Index tracks the price movements of a portfolio of stocks of approximately 100 U.S. companies and American Depositary Receipts (“ADRs”) across 3 buckets: (1) Share Buybacks, (2) Select Value Manager Holdings, and (3) Spin-Offs. The index inception date is March 1st, 2016. The Index is calculated as a total return Index, which means that returns assume reinvestment of any dividends and distributions during this period.

The S&P 500® Total Return Index is the Standard & Poor’s composite index of 500 stocks, a widely recognized, unmanaged index of common stock prices. Index performance shown in the table is total return, which assumes reinvestment of any dividends and distributions during the period.

One cannot invest directly in an index. Index performance does not reflect Fund performance.

Share Buyback: Companies that are aggressively buying back their own stock.

Spin-off: Companies that were spun off over the past several years from a parent. Spin-Offs may offer attractive value investing opportunities.

Select Value Manager Holdings: The largest positions in the portfolios of some hedge fund managers. To qualify for the Select Value Manager Holdings category, issuers must have been held by one of the 22 selected value hedge funds during the previous quarter, as reported on their Form 13F filings. The Form 13F filings used to select the securities in the underlying index, the Dhandho Junoon Index (the “underlying index”) are filed up to 45 days after the end of each calendar quarter. Therefore, a given hedge fund may have already sold its position by the time the security is added to the underlying index. As a result, the Select Value Manager Holdings category of the underlying index may not be representative of a hedge fund’s universe or the strategies that give rise to the reported holdings.

Dhandho Junoon ETF shares are not individually redeemable. Investors buy and sell shares of the Dhandho Junoon ETF on a secondary market. Only market makers or “authorized participants” may trade directly with the Fund, typically in blocks of 50,000 shares.

The Dhandho Junoon ETF is not suitable for all investors. Investments in the Fund are subject to investment risks, including possible loss of the principal amount invested.

2	1.844.808.3557 | www.dhandhoetfs.com

Dhandho Junoon ETF	Portfolio Update

October 31, 2016 (Unaudited)

Risks of Investing in MLP Units. Investments in securities of MLPs involve risk that differs from an investment in common stock. MLPs are controlled by their general partners, which generally have conflicts of interest and limited fiduciary duties to the MLP, which may permit the general partner to favor its own interests over the MLPs. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region.

Foreign Investment Risk. As the Fund may invest in ADRs its investments may involve risks of foreign investing, including, among others, that there is generally less complete financial information for foreign issuers than there is for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of the Fund’s investments or prevent the Fund from realizing the full value of its investments. Also, accounting, auditing and financial reporting standards for companies based in foreign markets generally are less stringent than those in the United States. ADRs also may not track the price of the underlying foreign securities on which they are based and their values may change materially at times when U.S. markets are not open for trading.

Small- and Mid- Capitalization Company Risk. Funds that invest in small/mid cap companies will generally experience greater price volatility than those that do not.

Concentration Risk. The Fund seeks to track the underlying index. To the extent that the underlying index concentrates in the securities of issuers in a particular region, economy, country, market, industry or sector, the Fund will also concentrate its investments approximately to the same extent. By concentrating its investments in an industry or sector, the Fund faces more risks than if it were diversified broadly over numerous industries or sectors.

ALPS Distributors, Inc. is the Distributor for the Fund.

Annual Report | October 31, 2016	3

Dhandho Junoon ETF	Portfolio Update

October 31, 2016 (Unaudited)

Hypothetical Performance of $10,000 Initial Investment (as of October 31, 2016)
Comparison of change in value of a $10,000 investment in the Fund and the index.

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the life of the Fund. The Fund’s Inception Date was March 31, 2016 and therefore has limited operating history. Performance calculations are as of the end of each month. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Top Ten Holdings (as a % of Net Assets)*		Sector Allocation (as a % of Net Assets)*

AutoZone, Inc.	16.35%	Consumer Discretionary	45.23%
The Travelers Cos., Inc.	14.21%	Financials	36.54%
American International Group, Inc.	7.23%	Information Technology	9.34%
Lear Corp.	6.12%	Industrials	2.98%
Six Flags Entertainment Corp.	5.22%	Health Care	2.16%
The Gap, Inc.	4.52%	Materials	1.62%
Allied World Assurance Co. Holdings AG	3.93%	Energy	0.87%
Primerica, Inc.	2.83%	Telecommunication Services	0.61%
Validus Holdings Ltd.	2.59%	Consumer Staples	0.52%
Visteon Corp.	2.41%	Cash, Cash Equivalents, & Other Net Assets	0.13%
Top Ten Holdings	65.41%	Total	100.00%

*	Holdings are subject to change.

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Dhandho Junoon ETF	Disclosure of Fund Expenses

October 31, 2016 (Unaudited)

Examples. As a shareholder of the Dhandho Junoon ETF (the “Fund”), you incur two types of costs: (1) transaction costs, including applicable redemption fees or brokerage charges; and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held through October 31, 2016.

Actual Expenses. The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period May 1, 2016 – October 31, 2016” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only and do not reflect any transactional costs, such as redemption fees or brokerage charges. Therefore, the second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 5/1/16	Ending Account Value 10/31/16	Expense Ratio(a)	Expenses Paid During Period 5/1/16 - 10/31/16(b)
Actual	$1,000.00	$1,008.20	0.75%	$3.79
Hypothetical (5% return before expenses)	$1,000.00	$1,021.37	0.75%	$3.81

(a)	Annualized, based on the Fund's most recent fiscal half year expenses.
(b)
Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), divided by 366.

Annual Report | October 31, 2016	5

Dhandho Junoon ETF	Report of Independent Registered Public Accounting Firm

To the Shareholders of Dhandho Junoon ETF and Board of Trustees of Elevation ETF Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Dhandho Junoon ETF (the “Fund”), a series of Elevation ETF Trust, as of October 31, 2016, and the related statements of operations and changes in net assets and the financial highlights for the period April 1, 2016 (commencement of operations) to October 31, 2016.  These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of October 31, 2016, by correspondence with the custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dhandho Junoon ETF as of October 31, 2016, the results of its operations, the changes in its net assets, and the financial highlights for the period April 1, 2016 (commencement of operations) to October 31, 2016, in conformity with accounting principles generally accepted in the United States of America.

COHEN & COMPANY, LTD.
Cleveland, Ohio
December 27, 2016

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Dhandho Junoon ETF	Schedule of Investments

October 31, 2016

Security Description	Shares	Value
COMMON STOCKS (99.87%)
Consumer Discretionary (45.23%)
AutoZone, Inc.(a)	552	$409,672
Barnes & Noble Education, Inc.(a)	225	2,095
Bed Bath & Beyond, Inc.	162	6,548
CBS Corp., Class B	94	5,322
Dillard's, Inc., Class A	978	59,951
Fiat Chrysler Automobiles NV	1,438	10,526
Fiesta Restaurant Group, Inc.(a)	103	2,719
FTD Cos., Inc.(a)	128	2,575
Gannett Co., Inc.	104	808
The Gap, Inc.	4,102	113,174
GNC Holdings, Inc., Class A	1,724	23,153
H&R Block, Inc.	663	15,229
The Interpublic Group of Cos., Inc.	820	18,360
Lear Corp.	1,249	153,352
Liberty TripAdvisor Holdings, Inc., Class A(a)	145	3,219
Marriott Vacations Worldwide Corp.	93	5,913
Michael Kors Holdings Ltd.(a)	274	13,914
Murphy USA, Inc.(a)	52	3,577
New Media Investment Group, Inc.	147	2,117
News Corp., Class A	268	3,248
Pier 1 Imports, Inc.	2,101	9,055
Sears Holdings Corp.(a)	537	5,966
Six Flags Entertainment Corp.	2,352	130,889
Sotheby's	490	17,581
Time, Inc.	187	2,431
The TJX Cos., Inc.	230	16,963
TripAdvisor, Inc.(a)	83	5,352
Twenty‐First Century Fox, Inc., Class B	345	9,105
Vista Outdoor, Inc.(a)	29	1,122
Visteon Corp.	857	60,513
The Wendy's Co.	1,000	10,840
Whirlpool Corp.	55	8,240
Total Consumer Discretionary		1,133,529

Consumer Staples (0.52%)
HRG Group, Inc.(a)	868	13,055
Total Consumer Staples		13,055

Energy (0.87%)
CVR Energy, Inc.	580	7,691
Navigator Holdings Ltd.(a)	397	3,017
Phillips 66	135	10,955
Total Energy		21,663

Financials (36.54%)
Alexander & Baldwin, Inc.	140	5,851
Allied World Assurance Co. Holdings AG	2,294	98,596
American International Group, Inc.	2,938	181,275
Aon PLC	139	15,405
Assured Guaranty Ltd.	233	6,964
Berkshire Hathaway, Inc., Class B(a)	100	14,430
Security Description	Shares	Value
Financials (continued)
Brookfield Asset Management, Inc., Class A	394	$13,798
The Charles Schwab Corp.	434	13,758
FirstService Corp.	30	1,217
KCG Holdings, Inc., Class A(a)	347	4,428
Leucadia National Corp.	614	11,463
MBIA, Inc.(a)	1,988	15,308
Primerica, Inc.	1,296	70,891
The St Joe Co.(a)	1,094	19,364
The Travelers Cos., Inc.	3,291	356,020
US Bancorp	238	10,653
Validus Holdings Ltd.	1,268	64,795
Wells Fargo & Co.	247	11,364
Total Financials		915,580

Health Care (2.16%)
Allergan PLC(a)	48	10,029
Baxter International, Inc.	283	13,468
DaVita, Inc.(a)	137	8,031
Halyard Health, Inc.(a)	92	2,976
Johnson & Johnson	114	13,223
Mallinckrodt PLC(a)	36	2,133
Zoetis, Inc.	90	4,302
Total Health Care		54,162

Industrials (2.98%)
Actuant Corp., Class A	867	19,334
Allegion PLC	67	4,277
Canadian Pacific Railway Ltd.	55	7,863
Engility Holdings, Inc.(a)	168	4,827
Fortune Brands Home & Security, Inc.	93	5,081
Hyster‐Yale Materials Handling, Inc.	50	2,910
KLX, Inc.(a)	102	3,511
NOW, Inc.(a)	205	4,420
Pentair PLC	217	11,963
SPX FLOW, Inc.(a)	74	1,857
Veritiv Corp.(a)	35	1,888
Xylem, Inc.	140	6,766
Total Industrials		74,697

Information Technology (9.34%)
Alphabet, Inc., Class A(a)	18	14,578
Apple, Inc.	128	14,533
Autodesk, Inc.(a)	170	12,288
CDK Global, Inc.	30	1,638
Celestica, Inc.(a)	310	3,674
Cimpress NV(a)	209	17,399
Facebook, Inc., Class A(a)	90	11,789
Juniper Networks, Inc.	912	24,022
Keysight Technologies, Inc.(a)	50	1,640
Leju Holdings Ltd., ADR(a)	573	2,177
Lumentum Holdings, Inc.(a)	53	1,781
Microsoft Corp.	315	18,875
Motorola Solutions, Inc.	310	22,500
NCR Corp.(a)	622	21,801

See Notes to Financial Statements.

Annual Report | October 31, 2016	7

Dhandho Junoon ETF	Schedule of Investments

October 31, 2016

Security Description	Shares	Value
Information Technology (continued)
Oracle Corp.	298	$11,449
Plantronics, Inc.	225	11,635
Science Applications International Corp.	65	4,479
Take‐Two Interactive Software, Inc.(a)	425	18,866
ViaSat, Inc.(a)	158	11,164
The Western Union Co.	389	7,807
Total Information Technology		234,095

Materials (1.62%)
Air Products & Chemicals, Inc.	117	15,610
Ashland Global Holdings, Inc.	38	4,246
The Mosaic Co.	454	10,682
Rayonier Advanced Materials, Inc.	289	3,737
Sibanye Gold Ltd., Sponsored ADR	554	6,205
Total Materials		40,480

Telecommunication Services (0.61%)
Zayo Group Holdings, Inc.(a)	475	15,286
Total Telecommunication Services		15,286

TOTAL COMMON STOCKS (Cost $2,525,798)		2,502,547

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.18%)
State Street Institutional Treasury Plus Money Market Fund, Premier Class	0.220%	4,596	4,596

TOTAL SHORT TERM INVESTMENTS (Cost $4,596)			4,596

TOTAL INVESTMENTS (100.05%) (Cost $2,530,394)			$2,507,143

NET OTHER ASSETS AND LIABILITIES (‐0.05%)			(1,239)

NET ASSETS (100.00%)			$2,505,904

(a)	Non-income producing security.

See Notes to Financial Statements.

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Dhandho Junoon ETF	Statement of Assets and Liabilities

October 31, 2016

ASSETS:
Investments, at value	$2,507,143
Dividends receivable	360
Total Assets	2,507,503

LIABILITIES:
Payable to adviser	1,599
Total Liabilities	1,599
NET ASSETS	$2,505,904

NET ASSETS CONSIST OF:
Paid‐in capital	$2,543,217
Undistributed net investment income	13,156
Accumulated net realized loss on investments	(27,218)
Net unrealized depreciation on investments	(23,251)
NET ASSETS	$2,505,904

INVESTMENTS, AT COST	$2,530,394

PRICING OF SHARES:
Net Assets	$2,505,904
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	102,000
Net Asset Value, offering and redemption price per share	$24.57

See Notes to Financial Statements.

Annual Report | October 31, 2016	9

Dhandho Junoon ETF	Statement of Operations

For the Period April 1, 2016 (Commencement) to October 31, 2016

INVESTMENT INCOME:
Dividends(a)	$28,804
Total investment income	28,804

EXPENSES:
Investment adviser fees	15,648
Total expenses	15,648
NET INVESTMENT INCOME	13,156

REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized loss on investments	(141,309)
Net change in unrealized depreciation on investments	(23,251)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(164,560)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(151,404)

(a)	Net of foreign tax withholding in the amount of $55.

See Notes to Financial Statements.

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Dhandho Junoon ETF	Statement of Changes in Net Assets

For the Period April 1, 2016 (Commencement) to October 31, 2016
OPERATIONS:
Net investment income	$13,156
Net realized loss on investments	(141,309)
Net change in unrealized depreciation on investments	(23,251)
Net decrease in net assets resulting from operations	(151,404)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	6,190,725
Cost of shares redeemed	(3,583,417)
Net increase from share transactions	2,607,308

Net increase in net assets	2,455,904

NET ASSETS:
Beginning of period	50,000
End of period *	$2,505,904

*Including undistributed net investment income of:	$13,156

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	2,000
Shares sold	250,000
Shares redeemed	(150,000)
Shares outstanding, end of period	102,000

See Notes to Financial Statements.

Annual Report | October 31, 2016	11

Dhandho Junoon ETF	Financial Highlights

For a Share Outstanding Throughout the Period Presented

	For the Period April 1, 2016 (Commencement) to October 31, 2016
NET ASSET VALUE, BEGINNING OF PERIOD	$24.87	(a)

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.09
Net realized and unrealized loss	(0.39)
Total from investment operations	(0.30)

NET DECREASE IN NET ASSET VALUE	(0.30)
NET ASSET VALUE, END OF PERIOD	$24.57
TOTAL RETURN(c)	(1.21)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$2,506

Ratio of expenses to average net assets	0.75	%(d)
Ratio of net investment income to average net assets	0.63	%(d)
Portfolio turnover rate(e)	16%

(a)
The net asset value at the beginning of the period differs from the beginning net asset value reflected on the Statement of Changes in Net Assets due to a change in unrealized gain/(loss) from the inception date, March 31, 2016, to when the initial basket was created.

(b)	Based on average shares outstanding during the period.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at actual reinvestment prices.  Total return calculated for a period less than one year is not annualized.

(d)	Annualized.
(e)	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

12	1.844.808.3557 | www.dhandhoetfs.com

Dhandho Junoon ETF	Notes to Financial Statements

October 31, 2016

1. ORGANIZATION

The Elevation ETF Trust (the “Trust”) is an open-ended management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of October 31, 2016, the Trust currently consists of two separate portfolios. Each portfolio represents a separate series of the Trust. This report pertains to the Dhandho Junoon ETF (the “Fund”). The Fund seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of the Dhandho Junoon Index (the “Underlying Index”). The Fund has elected to qualify as a non-diversified series of the Trust under the 1940 Act.

The Trust was organized as a statutory trust on December 3, 2015, under the laws of the State of Delaware. The Adviser purchased 2,000 initial shares at $25.00 per share on March 4, 2016, and the Fund commenced operations on April 1, 2016.

The Fund’s Shares (“Shares”) are listed on the New York Stock Exchange (“NYSE”) Arca. The Fund issues and redeems Shares at net asset value (“NAV”) in blocks of 50,000 Shares, each of which is called a “Creation Unit”. Creation Units are issued and redeemed principally in-kind for securities included in the Underlying Index. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. The Fund is authorized to issue an unlimited number of shares with no par value.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

A. Portfolio Valuation
The Fund’s NAV is determined daily, as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the latest quoted sale price in such market.

The Fund’s investments are valued at fair value or, in the absence of fair value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued in good faith by or under the direction of the Board. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the sale on the applicable exchange or principal market. A variety of factors may be considered in determining the fair value of such securities.

B. Fair Value Measurements
The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability; including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Annual Report | October 31, 2016	13

Dhandho Junoon ETF	Notes to Financial Statements

October 31, 2016

Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 –
Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –
Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2016:

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$2,502,547	$–	$–	$2,502,547
Short Term Investments	4,596	–	–	4,596
Total	$2,507,143	$–	$–	$2,507,143

*	For a detailed sector breakdown, see the accompanying Schedule of Investments.

The Fund recognizes transfers between levels as of the end of the period. For the period ended October 31, 2016, the Fund did not have any transfers between Level 1 and Level 2 securities. The Fund did not have any securities which used significant unobservable inputs (Level 3) in determining fair value during the period.

C. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the highest cost basis. Dividend income and capital gains distributions, if any, are recorded on the ex-dividend date, net of any foreign taxes withheld. Withholding taxes on foreign dividends have been provided in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Interest income, if any, is recorded on the accrual basis.

D. Dividends and Distributions to Shareholders
Dividends from net investment income of the Fund, if any, are declared and paid annually. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually.  Dividends may be declared and paid more frequently to improve underlying index tracking or to comply with the distribution requirements of the Internal Revenue Code. Distributions and dividends to shareholders are recorded on the ex-dividend date.

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Dhandho Junoon ETF	Notes to Financial Statements

October 31, 2016

E. Organizational and Offering Costs
Organizational and offering costs were paid by the Adviser and will not be borne by the Fund.

F. Federal Tax and Tax Basis Information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under tax regulations.

For the period ended October 31, 2016, the following reclassifications, which had no impact on results of operations or net assets, were recorded to reflect permanent tax differences resulting primarily from in-kind transactions:

Fund	Paid-in Capital	Accumulated Net Investment Income	Accumulated Net Realized Gain on Investments
Dhandho Junoon ETF	$(114,091)	$–	$114,091

The Fund has not paid any distributions for the period ended October 31, 2016.

As of October 31, 2016 the components of distributable earning on a tax basis for the Fund were as follows:

Dhandho Junoon ETF
Undistributed net investment income	$13,156
Accumulated net realized loss on investments	(27,206)
Net unrealized depreciation on investments	(23,263)
Total	$(37,313)

At October 31, 2016, capital losses deferred to the next year were as follows:

Fund	Short-Term	Long-Term
Dhandho Junoon ETF	$27,206	$–

As of October 31, 2016, the cost of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

Dhandho Junoon ETF
Gross appreciation (excess of value over tax cost)	$128,058
Gross depreciation (excess of tax cost over value)	(151,321)
Net unrealized depreciation	(23,263)
Cost of investments for income tax purposes	$2,530,406

The differences between book-basis and tax-basis are primarily due to the deferral of losses from wash sales.

G. Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. The Fund evaluates tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

As of and during the period ended October 31, 2016, the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions

Annual Report | October 31, 2016	15

Dhandho Junoon ETF	Notes to Financial Statements

October 31, 2016

H. Indemnification
Pursuant to the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

ALPS Advisors, Inc. (the “Adviser”) acts as the Fund’s investment adviser pursuant to an Advisory Agreement with the Trust on behalf of the Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Fund pays the Adviser a unitary fee for the services and facilities it provides payable on a monthly basis at the annual rate of 0.75% of the Fund’s average daily net assets. From time to time, the Adviser may waive all or a portion of its fee.

Out of the unitary management fee, the Adviser pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit, independent trustees and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, taxes, litigation and indemnification expenses, and extraordinary expenses not incurred in the ordinary course of the Fund’s business. The Adviser’s unitary management fee is designed to pay substantially all of the Fund’s expenses and to compensate the Adviser for providing services for the Fund.

ALPS Fund Services, Inc. (the “Administrator”), an affiliate of the Adviser, is the fund accountant and administrator of the Fund.

ALPS Distributors, Inc. (the “Distributor”), an affiliate of the Adviser,  serves as the principal underwriter and national distributor for the shares of each Fund pursuant to a Distribution Agreement with the Trust. The offering of the Fund’s shares is continuous.

Certain Officers and Trustees of the Fund are Officers of the above companies.

Each Trustee who is not an officer or employee of the Adviser, any sub-adviser or any of their affiliates (“Independent Trustees”) receives (1) a quarterly retainer of $4,000, (2) a per meeting fee for regularly scheduled meetings of $2,000, (3) $1,000 for any special meeting held outside of a regularly scheduled board meeting, and (4) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings.

4. PURCHASES AND SALES OF SECURITIES

For the period ended October 31, 2016, the cost of purchases and proceeds from sales of investment securities, excluding in-kind transactions and short-term investments, were as follows:

Purchases	Sales
$616,853	$559,126

For the period ended October 31, 2016, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

Purchases	Sales
$6,192,810	$3,583,420

The Dhandho Junoon ETF had an in-kind net realized gain/(loss) of $(114,091).

Gains on in-kind transactions are not considered taxable for federal income tax purposes.

5. CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares. Only broker-dealers or large institutional investors with creation and redemption agreements called Authorized Participants (“AP”) are permitted to purchase or redeem Creation Units from the Fund. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per unit of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

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Dhandho Junoon ETF	Notes to Financial Statements

October 31, 2016

A fixed creation transaction fee of $500 per transaction is applicable to each transaction regardless of the number of Creation Units in the transaction. An additional variable charge for transactions effected outside the Clearing Process or for cash creations/redemptions or partial cash creations/redemptions may also be imposed to compensate the Fund for the costs associated with buying/selling the applicable securities.

6. SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date of the financial statements were issued.

The Board has approved an Agreement and Plan of Reorganization (“Agreement”) providing for the reorganization (the “Reorganization”) of the Dhandho Junoon ETF (the “Target Fund”) into a corresponding newly-created exchange-traded fund (ETF) of the Cambria ETF Trust (the “Acquiring Fund”).

Shareholders of record as of October 25, 2016 of the Target Fund approved the Reorganization of the Target Fund into the corresponding Acquiring Fund at the December 5, 2016 special shareholder meeting. The Reorganization is expected to close on or around January 23, 2017.

Management has determined that there were no other subsequent events to report through the issuance of these financial statements.

Annual Report | October 31, 2016	17

Dhandho Junoon ETF	Additional Information

October 31, 2016 (Unaudited)

PROXY VOTING RECORDS, POLICIES AND PROCEDURES

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 and a description of the Fund’s proxy voting policies and procedures used in determining how to vote for proxies are available without charge on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov and upon request, by calling 1-844-808-3557.

PORTFOLIO HOLDINGS

The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of each Fund’s portfolio holdings with the SEC on Form N-Q. Form N-Q for each Fund will be available on the SEC’s website at www.sec.gov. Each Fund’s Form N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Each Fund’s Form N-Q will be available without charge, upon request, by calling 1-844-808-3557 or by writing to Elevation ETF Trust at 1290 Broadway, Suite 1100, Denver, Colorado 80203.

The results of the December 5, 2016 shareholder meeting for the Target Fund were:

Proposal with respect to Dhandho Junoon ETF
To approve an Agreement and Plan of Reorganization and Termination providing for the reorganization of the Dhandho Junoon ETF (the “Existing Fund”), a series of Elevation ETF Trust, into the Dhandho Junoon ETF (the “New Fund”), a newly created series of Cambria ETF Trust.

Dhandho Junoon ETF	Number of Shares	% of Shares Voted
Affirmative	64,184	92.240%
Against	5,400	7.760%
Abstain	0	0%
Total	69,584	100.00%

INDEX PROVIDER AND LICENSING AGREEMENT

Indxx LLC (the “Index Provider”) is the index provider for the Fund. The Index Provider is not affiliated with the Trust, the Adviser or the Distributor. The Index Provider has entered into a license agreement with Dhandho Funds LLC (“Dhandho”) to provide for the use by Dhandho of the names of the Index Provider and Underlying Index and certain related intellectual property in connection with the underlying index (the “Dhandho License Agreement”). Dhandho in turn has entered into a sublicense agreement with the Adviser to use the Underlying Index. Pursuant to the sublicense agreement, the use of the Underlying Index by the Adviser and the Fund is subject to the terms of the Dhandho license agreement, which impose certain limitations and conditions on the Fund’s ability to use the Underlying Index. The Index Provider or its agent also serves as calculation agent for the Underlying Index (the “Index Calculation Agent”). The Index Calculation Agent is responsible for the management of the day-to-day operations of the Underlying Index, including calculating the value of the Index every 15 seconds, widely disseminating the Underlying Index values every 15 seconds and tracking corporate actions, some of which result in Underlying Index adjustments. The Fund does not pay a separate license fee to use the Underlying Index.

Indxx LLC is the designer of the construction and methodology for the Underlying Index. “Dhandho Junoon” is a service mark or trademark of Dhandho. Indxx LLC and Dhandho act as brand licensor for the Underlying Index. Neither Indxx LLC nor Dhandho are responsible for the descriptions of the Underlying Index or the Fund that appear herein. Indxx LLC and Dhandho are not affiliated with the Trust, the Adviser or the Distributor. The following disclosure relates to such licensing agreements:

THE FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY INDXX LLC. INDXX LLC MAKES NO REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE OWNERS OF THE FUND OR ANY MEMBER OF THE PUBLIC REGARDING THE ADVISABILITY OF INVESTING IN SECURITIES GENERALLY OR IN THE FUND PARTICULARLY. INDXX LLC HAS NO OBLIGATION TO TAKE THE NEEDS OF THE ADVISER OR THE SHAREHOLDERS OF THE FUND INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE UNDERLYING INDEX. INDXX LLC IS NOT RESPONSIBLE FOR AND HAS NOT PARTICIPATED IN THE DETERMINATION OF THE TIMING, AMOUNT OR PRICING OF THE FUND SHARES TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY WHICH THE FUND SHARES ARE TO BE CONVERTED INTO CASH. INDXX LLC HAS NO OBLIGATION OR LIABILITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE FUND.

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Dhandho Junoon ETF	Additional Information

October 31, 2016 (Unaudited)

INDXX, LLC MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO THE RESULTS TO BE OBTAINED BY ANY PERSON OR ENTITY FROM THE USE OF THE INDEX, TRADING BASED ON THE INDEX, OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE PRODUCTS, OR FOR ANY OTHER USE. INDXX EXPRESSLY DISCLAIMS ALL WARRANTIES AND CONDITIONS, EXPRESS, STATUTORY, OR IMPLIED, EXCEPT AS SET FORTH IN THIS AGREEMENT. EXCEPT AS OTHERWISE SPECIFICALLY SET FORTH IN THIS AGREEMENT, INDXX HEREBY EXPRESSLY DISCLAIMS ALL IMPLIED WARRANTIES AND CONDITIONS OF MERCHANTABILITY, TITLE, OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN.

INDXX, LLC DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF ANY DATA SUPPLIED BY IT OR ANY DATA INCLUDED THEREIN. INDXX, LLC MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUND, ITS SHAREHOLDERS OR AFFILIATES, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DATA SUPPLIED BY INDXX, LLC OR ANY DATA INCLUDED THEREIN. INDXX, LLC MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE DATA SUPPLIED BY INDXX, LLC OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING. IN NO EVENT SHALL INDXX, LLC HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The Fund is not sponsored by Dhandho. Dhandho makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities or commodities generally or in the Fund particularly and does not guarantee the quality, accuracy or completeness of the Underlying Index or any Underlying Index data included herein or derived therefrom and assumes no liability in connection with their use. The Underlying Index is determined and composed without regard to the Adviser or the Fund. Dhandho has no obligation to take the needs of the Adviser, the Fund or the shareholders of the Fund into consideration in connection with the foregoing. Dhandho is not responsible for and has not participated in the determination of pricing or the timing of the issuance or sale of the Shares of the Fund or in the determination or calculation of the NAV of the Fund. Dhandho has no obligation or liability in connection with the administration or trading of the Fund.

The Adviser does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein, and the Adviser shall have no liability for any errors, omissions or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the Shares of the Fund or any other person or entity from the use of the Underlying Index or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index, even if notified of the possibility of such damages.

Annual Report | October 31, 2016	19

Dhandho Junoon ETF	Trustees & Officers

December 20, 2016 (Unaudited)

INDEPENDENT TRUSTEE

Name, Address & Year of Birth*	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustees***	Other Directorships Held by Trustees
Jeremy W. Deems 1976	Lead Independent Trustee	Since 2016	Mr. Deems is the Co-Founder, Chief Compliance Officer and Chief Financial Officer of Green Alpha Advisors, LLC, a registered investment advisor, and Co-Portfolio Manager of the Shelton Green Alpha Fund. Prior to joining Green Alpha Advisors, Mr. Deems was CFO and Treasurer of Forward Management, LLC, ReFlow Management Co., LLC, ReFlow Fund, LLC, a private investment fund, and Sutton Place Management, LLC (an administrative services company) from 1998 to June 2007. From 2004 to 2005, Mr. Deems also served as Treasurer of the Forward Funds and the Sierra Club Funds.	64
Mr. Deems is a Trustee of ALPS ETF Trust (19 funds); ALPS Variable Investment Trust (9 funds); Clough Funds Trust (1 Funds); Financial Investors Trust (34 funds); and Reaves Utility Income Fund (1 fund).

Clifford J. Weber 1963	Trustee	Since 2016	Mr. Weber is the founder of Financial Products Consulting Group, LLC (a consulting firm). Prior to starting Financial Products Consulting Group, he was the Executive Vice President – Global Index and Exchange Traded Products of the NYSE, a subsidiary of Intercontinental Exchange, from 2013 to 2015. Previously, Mr. Weber was the Executive Vice President – Head of Strategy and Product Development of NYSE Liffe U.S., a division of NYSE Euronext, from 2008 to 2013, and held various positions with the American Stock Exchange from 1990 to 2008.	2	Clough Funds Trust (1Fund); Janus Detroit Street Trust (4 funds); and Clayton Street Trust (3 funds).

*	The business address of the Trustee is c/o ALPS Advisors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203.
**	This is the period for which the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.
***	The Fund Complex includes all series of the Trust and any other investment companies for which ALPS Advisors, Inc. provides investment advisory services.

The Statement of Additional Information includes additional information about the Fund’s Trustees and is available, without charge, upon request by calling (toll-free) 1-844-808-3557.

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Dhandho Junoon ETF	Trustees & Officers

December 20, 2016 (Unaudited)

INTERESTED TRUSTEE

Name, Address and Year of Birth of Interested Trustee*	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustees***	Other Directorships Held by Trustees
Jeremy O. May 1970	Trustee, Chairman and President	Since 2015	Mr. May joined ALPS in 1995 and is currently President of ALPS and ALPS Distributors, Inc., and Executive Vice President and Director of ALPS Advisors, Inc. and ALPS Holdings, Inc. Mr. May is also Director of ALPS Portfolio Solutions Distributor, Inc. Mr. May is currently on the Board of Directors of the University of Colorado Foundation.	2	Mr. May is chairman and Trustee of the Reaves Utility Income Fund (1 fund) and the ALPS Series Trust (11 funds).

*	The business address of the Trustee is c/o ALPS Advisors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203.
**	This is the period for which the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.
***	The Fund Complex includes all series of the Trust and any other investment companies for which ALPS Advisors, Inc. provides investment advisory services.

The Statement of Additional Information includes additional information about the Fund’s Trustees and is available, without charge, upon request by calling (toll-free) 1-844-808-3557.

Annual Report | October 31, 2016	21

Dhandho Junoon ETF	Trustees & Officers

December 20, 2016 (Unaudited)

OFFICERS

Name, Address and Year of Birth of Officer*	Position(s) Held with Trust	Length of Time Served**	Principal Occupation(s) During Past 5 Years
Theodore J. Uhl 1974	Chief Compliance Officer (“CCO”)	Since 2016
Mr. Uhl joined ALPS Fund Services in October 2006, and is currently Deputy Compliance Officer of ALPS. Because of his position with ALPS, Mr. Uhl is deemed an affiliate of the Trust as defined under the 1940 Act. Prior to his current role, Mr. Uhl served as Senior Risk Manager for ALPS from October 2006 until June 2010. Before joining ALPS, Mr. Uhl served as Senior Analyst with Enenbach and Associates (RIA), and as Senior Financial Analyst at Sprint. Mr. Uhl is also CCO of the Boulder Growth & Income Fund, Inc., Clough Global Funds, Centre Funds, Elevation ETF Trust, Financial Investors Trust, Index Funds, Reality Shares ETF Trust, Reaves Utility Income Fund, and XAI Octagon Credit Opportunities Alternative Registered Trust.

Kimberly R. Storms, 1972	Treasurer	Since 2015
Ms. Storms is Senior Vice President and Director of Fund Administration of ALPS. Because of her position with ALPS, Ms. Storms is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Storms is also Treasurer of ALPS Series Trust, Financial Investors Trust, Liberty All-Star Equity Fund and Liberty All-Star Growth Fund, Inc.  Ms. Storms also serves as a Board member and Treasurer of The Center for Trauma & Resilience, a nonprofit agency.

Alan Gattis, 1980	Assistant Treasurer	Since 2016
Mr. Gattis, Fund Controller for ALPS Fund Services, Inc., joined ALPS in 2011. Because of his position with ALPS, Mr. Gattis is deemed an affiliate of the Trust as defined under the 1940 Act. Previously, he was an Audit Manager for Spicer Jeffries LLP (a public accounting firm) from 2009 until 2011. He was an auditor for PricewaterhouseCoopers LLP from 2004 until 2009. Mr. Gattis is also Assistant Treasurer of Clough Funds Trust, Clough Global Opportunities Fund, Clough Global Allocation Fund, Clough Global Equity, Griffin Institutional Access Real Estate Fund Stadion Funds and Centaur Mutual Funds Trust.

Andrea E. Kuchli, 1985	Secretary	Since 2015
Ms. Kuchli joined ALPS in February 2015. She is currently Vice President and Senior Counsel of ALPS and AAI.  Because of her position with ALPS, Ms. Kuchli is deemed an affiliate of the Trust as defined under the 1940 Act. Prior to joining ALPS, Ms. Kuchli was an Associate Attorney with Davis Graham & Stubbs LLP from April 2014 to January 2015, and an Associate Attorney with Dechert LLP from September 2011 to April 2014. Ms. Kuchli is also the Assistant Secretary of the James Advantage Trust, ALPS ETF Trust and Riverfront Opportunities Fund, Inc., and Secretary of the Principal Real Estate Income Fund and ALPS Variable Investment Trust.

Abigail J. Murray 1975	Assistant Secretary	Since 2015
Ms. Murray joined ALPS in April 2015. She is currently Vice President and Senior Counsel of ALPS and AAI. Because of her position with ALPS, Ms. Murray is deemed an affiliate of the Trust as defined under the 1940 Act.  Prior to joining ALPS, Ms. Murray was an Attorney and Managing Member at Murray & Rouvina PLC from 2014 to 2015 and an Associate with Vedder Price P.C. from 2007 to 2014. Ms. Murray is also the Secretary of ALPS ETF Trust, Clough Global Allocation Fund, Clough Global Equity Fund, Clough Global Opportunities Fund, Clough Funds Trust and RiverNorth Opportunities Fund, Inc. and Assistant Secretary of the Principal Real Estate Income Fund, Liberty All-Star Equity Fund and Liberty All-Star Growth Fund, Inc.

*	The business address of each Officer is c/o ALPS Advisors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203.
**	This is the period for which the Officer began serving the Trust. Each Officer serves an indefinite term, until her/her successor is elected.

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Intentionally Left Blank

94.4800
121.4700
0.0082
0.6598

DHANDHO FUNDS

*This report has been prepared for shareholders of the ETF described herein and may be distributed to others only if preceded or accompanied by a prospectus. Please read the prospectus carefully.*

*ALPS Distributors, Inc., Distributor for the ETF.*

SummitWater
INFRASTRUCTURE
MULTIFACTOR ETF

# ANNUAL REPORT

ELEVATION ETF TRUST NYSE: WTRX | 10.31.16

Summit Water Infrastructure Multifactor ETF	Portfolio Update

October 31, 2016 (Unaudited)

Performance Overview

The Summit Water Infrastructure Multifactor ETF (the “Fund”), for the period from the Fund’s August 8, 2016 inception to October 31, 2016, generated a total return of 2.31%, in‐line with the Zacks Global Water Index (Net Return), net of fees, which returned 2.52%. The Fund outpaced the MSCI ACWI Net Total Return Index® (“MSCI ACWI®”), which returned ‐0.98% for the same period.

Relative to the MSCI ACWI®, the Fund saw a modest positive impact (0.87%) from industry allocation effect, which was largely driven by relative over‐weight exposures to Water Utilities (27.23% vs. 0.17% in MSCI ACWI) and Industrial Machinery for the stated period (20.10% vs. 1.18% in MSCI ACWI®). Conversely, the Fund’s performance was hurt by the overweight in Diversified Support Services relative to the MSCI ACWI® (3.90% vs. 0.13% respectively). The Fund also saw strong relative outperformance (2.00%) due to security selection, as the equities within the Building Products and Multi‐Utilities sub‐industries were top contributors to the Fund’s relative outperformance.

From a geographical perspective, the Fund’s returns were bolstered by security selection in Australia and the United States, as well as relative overweights to Austria and China and a relative underweight to the U.S. Fund performance for the period was negatively impacted by a relative overweight to Switzerland and an underweight to Japan, as well as security selection in the United Kingdom and Singapore. The strong dollar acted as a drag on the Fund, as currency effect detracted 0.85% from the Fund’s returns.

The best performing stocks for the period were GWA Group Ltd. (GWA AU, +36.37%), SJW Group (SJW US, +27.17%), and China Water Affairs Group (855 HK, +14.39%). The worst performing stocks were Nihon Trim Co. Ltd. (6788 JP, ‐20.15%), Hyflux Ltd. (HYF SP, ‐16.75%), and Pentair PLC (PNR US, ‐15.77%).

Past performance is no guarantee of future results.

Annual Report | October 31, 2016	1

Summit Water Infrastructure Multifactor ETF	Portfolio Update

October 31, 2016 (Unaudited)

Performance (as of October 31, 2016)

	1 Month	Since Inception^
Summit Water Infrastructure Multifactor ETF ‐ NAV	‐3.64%	2.31%
Summit Water Infrastructure Multifactor ETF – Market Price*	‐4.62%	1.95%
Zacks Global Water Index (TR)	‐3.59%	2.52%
Zacks Global Water Index (NTR)	‐3.58%	2.65%
MSCI ACWI Net Total Return Index®	‐1.70%	‐0.98%

Total Expense Ratio (per the current prospectus) 0.80%

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.summitwateretf.com or call 1.844.809.3557.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.summitwateretf.com.

*	Market Price is based on the midpoint of the bid/ask spread at 4 p.m. ET and does not represent the returns an investor would receive if shares were traded at other times.

^	The Fund commenced Investment Operations on August 9, 2016, with an Inception Date of August 8, 2016.

The Zacks Global Water Index tracks the performance of publicly listed U.S. and international companies with a significant portion of their business activities dedicated to the global water industry.

MSCI ACWI® is a market capitalization weighted index designed to provide a broad measure of equity-market performance throughout the world. The MSCI ACWI® is maintained by Morgan Stanley Capital International, and is comprised of large and mid-cap representation across 23 Developed Markets and 23 Emerging Markets countries.

Total Return (TR) assumes reinvestment of any dividends and distributions realized during a given time period. Net Total Return (NTR) is obtained by reinvesting the net dividend, which is equal to the ordinary gross dividend minus the amount of withholding tax.

One cannot invest directly in an index. Index performance does not reflect Fund performance.

Summit Water Infrastructure Multifactor ETF shares are not individually redeemable. Investors buy and sell shares of the Summit Water Infrastructure Multifactor ETF on a secondary market. Only market makers or “authorized participants” may trade directly with the Fund, typically in blocks of 50,000 shares.

The Summit Water Infrastructure Multifactor ETF is not suitable for all investors. Investments in the Fund are subject to investment risks, including possible loss of the principal amount invested.

Foreign Investment Risk. The Fund’s investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers, including, among others, less liquidity generally, greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of the Fund’s investments or prevent the Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. Further, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. The Fund will not enter into transactions to hedge against declines in the value of the Fund’s assets that are denominated in a foreign currency.

Concentration Risk. The Fund seeks to track the Zacks Global Water Index. To the extent that the Zacks Global Water Index concentrates in the securities of issuers in a particular region, economy, country, market, industry or sector, the Fund will also concentrate its investments approximately to the same extent. By concentrating its investments in an industry or sector, the Fund faces more risks than if it were diversified broadly over numerous industries or sectors.

ALPS Distributors, Inc. is the Distributor for the Fund.

2	844.809.3557 | www.summitwateretf.com

Summit Water Infrastructure Multifactor ETF	Portfolio Update

October 31, 2016 (Unaudited)

Hypothetical Performance of $10,000 Initial Investment (as of October 31, 2016)
Comparison of change in value of a $10,000 investment in the Fund and the index.

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the life of the Fund. The Fund’s Inception Date was on August 8, 2016 and therefore has limited operating history. Performance calculations are as of the end of each month. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Top Ten Holdings (as a % of Net Assets)*

GWA Group Ltd.	7.20%
Enercare, Inc.	5.73%
ANDRITZ AG	4.56%
Polypipe Group PLC	4.47%
YTL Power International Bhd	4.44%
Georg Fischer AG	4.04%
HomeServe PLC	4.00%
Uponor OYJ	3.86%
Geberit AG	3.83%
Suez	3.80%
Top Ten Holdings	45.93%
Sector Allocation (as a % of Net Assets)*

Industrials	51.84%
Utilities	36.00%
Consumer Discretionary	5.73%
Materials	4.39%
Information Technology	1.29%
Health Care	0.49%
Cash, Cash Equivalents, & Other Net Assets	0.26%
Total	100.00%

*	Holdings are subject to change.

Annual Report | October 31, 2016	3

Summit Water Infrastructure Multifactor ETF	Disclosure of Fund Expenses

October 31, 2016 (Unaudited)

Examples. As a shareholder of the Summit Water Infrastructure Multifactor ETF (the “Fund”), you incur two types of costs: (1) transaction costs, including applicable redemption fees or brokerage charges; and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held through October 31, 2016.

Actual Expenses. The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period May 1, 2016 – October 31, 2016” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only and do not reflect any transactional costs, such as redemption fees or brokerage charges. Therefore, the second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 5/1/16	Ending Account Value 10/31/16	Expense Ratio(a)	Expenses Paid During Period 5/1/16 - 10/31/16(b)
Actual(c)	$ 1,000.00	$ 1,023.10	0.80%	$1.86
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,021.11	0.80%	$4.06

(a)	Annualized, based on the Fund's most recent fiscal half year expenses.
(b)
Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), divided by 366.

(c)	The Fund commenced operations on August 9, 2016, and as such the actual expenses paid during the period were based on 84 days.

4	844.809.3557 | www.summitwateretf.com

Summit Water Infrastructure Multifactor ETF	Report of Independent Registered Public Accounting Firm

To the Shareholders of Summit Water Infrastructure Multifactor ETF and Board of Trustees of Elevation ETF Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Summit Water Infrastructure Multifactor ETF (the “Fund”), a series of Elevation ETF Trust, as of October 31, 2016, and the related statements of operations and changes in net assets and the financial highlights for the period August 9, 2016 (commencement of operations) to October 31, 2016.  These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of October 31, 2016, by correspondence with the custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Summit Water Infrastructure Multifactor ETF as of October 31, 2016, the results of its operations, the changes in its net assets, and the financial highlights for the period August 9, 2016 (commencement of operations) to October 31, 2016, in conformity with accounting principles generally accepted in the United States of America.

COHEN & COMPANY, LTD.
Cleveland, Ohio
December 27, 2016

Annual Report | October 31, 2016	5

Summit Water Infrastructure Multifactor ETF	Schedule of Investments

October 31, 2016

Security Description	Shares	Value
COMMON STOCKS (99.74%)
Consumer Discretionary (5.73%)
Enercare, Inc.	15,479	$223,651
Total Consumer Discretionary		223,651

Health Care (0.49%)
Cantel Medical Corp.	271	19,303
Total Health Care		19,303

Industrials (51.84%)
Aalberts Industries NV	3,365	106,293
ANDRITZ AG	3,402	177,951
AO Smith Corp.	962	43,454
Belimo Holding AG	42	128,392
Energy Recovery, Inc.(a)	823	10,049
Geberit AG	353	149,362
Georg Fischer AG	178	157,844
Global Brass & Copper Holdings, Inc.	930	26,691
GWA Group Ltd.	129,112	280,896
HomeServe PLC	20,929	156,136
Interpump Group SpA	5,625	90,276
Nihon Trim Co. Ltd.	500	22,599
Pentair PLC	1,835	101,164
Polypipe Group PLC	56,523	174,344
Tianjin Capital Environmental Protection Group Co. Ltd., Class H	163,000	91,425
The Toro Co.	1,550	74,214
Uponor OYJ	8,845	150,499
Xylem, Inc.	1,689	81,629
Total Industrials		2,023,218

Information Technology (1.29%)
Badger Meter, Inc.	1,562	50,218
Total Information Technology		50,218

Materials (4.39%)
Calgon Carbon Corp.	7,016	110,853
Ecolab, Inc.	529	60,396
Total Materials		171,249

Utilities (36.00%)
Aguas Andinas SA, Class A	205,871	135,738
American States Water Co.	2,055	82,159
Beijing Enterprises Water Group Ltd.	36,000	26,133
China Water Affairs Group Ltd.	72,000	52,360
Guangdong Investment Ltd.	66,000	99,738
Hyflux Ltd.	429,800	143,653
Inversiones Aguas Metropolitanas SA	32,805	59,818
Manila Water Co., Inc.	59,000	36,858
Severn Trent PLC	3,409	97,139
SIIC Environment Holdings Ltd.(a)	25,200	11,502
SJW Corp.	1,635	82,943
Security Description	Shares	Value
Utilities (continued)
Suez	9,359	$148,200
TTW PCL	469,800	140,950
United Utilities Group PLC	9,938	114,343
YTL Power International Bhd	474,900	173,205
Total Utilities		1,404,739

TOTAL COMMON STOCKS (Cost $3,867,787)		3,892,378

TOTAL INVESTMENTS (99.74%) (Cost $3,867,787)		$3,892,378

NET OTHER ASSETS AND LIABILITIES (0.26%)		10,109

NET ASSETS (100.00%)		$3,902,487

(a)	Non-income producing security.

See Notes to Financial Statements.

6	844.809.3557 | www.summitwateretf.com

Summit Water Infrastructure Multifactor ETF	Statement of Assets and Liabilities

October 31, 2016

ASSETS:
Investments, at value	$3,892,378
Foreign currency, at value (Cost $745)	745
Dividends receivable	12,816
Total Assets	3,905,939

LIABILITIES:
Payable to adviser	2,142
Payable to custodian	1,310
Total Liabilities	3,452
NET ASSETS	$3,902,487

NET ASSETS CONSIST OF:
Paid-in capital	$3,858,279
Undistributed net investment income	19,636
Accumulated net realized gain on investments and foreign currency transactions	74
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	24,498
NET ASSETS	$3,902,487

INVESTMENTS, AT COST	$3,867,787

PRICING OF SHARES:
Net Assets	$3,902,487
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	152,000
Net Asset Value, offering and redemption price per share	$25.67

See Notes to Financial Statements.

Annual Report | October 31, 2016	7

Summit Water Infrastructure Multifactor ETF	Statement of Operations

For the Period August 9, 2016 (Commencement) to October 31, 2016

INVESTMENT INCOME:
Dividends(a)	$26,707
Total investment income	26,707

EXPENSES:
Investment adviser fees	5,239
Total expenses	5,239
NET INVESTMENT INCOME	21,468

REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain on investments	73
Net realized loss on foreign currency transactions	(1,831)
Net change in unrealized appreciation on investments and foreign currency transactions	24,591
Net change in unrealized depreciation on translation of assets and liabilities denominated in foreign currencies	(93)
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	22,740
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$44,208

(a)	Net of foreign tax withholding in the amount of $688.

See Notes to Financial Statements.

8	844.809.3557 | www.summitwateretf.com

Summit Water Infrastructure Multifactor ETF	Statement of Changes in Net Assets

For the Period August 9, 2016 (Commencement) to October 31, 2016
OPERATIONS:
Net investment income	$21,468
Net realized loss on investments and foreign currency transactions	(1,758)
Net change in unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	24,498
Net increase in net assets resulting from operations	44,208

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	3,808,279
Net increase from share transactions	3,808,279

Net increase in net assets	3,852,487

NET ASSETS:
Beginning of period	50,000
End of period *	$3,902,487

*Including undistributed net investment income of:	$19,636

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	2,000
Shares sold	150,000
Shares outstanding, end of period	152,000

See Notes to Financial Statements.

Annual Report | October 31, 2016	9

Summit Water Infrastructure Multifactor ETF	Financial Highlights

For a Share Outstanding Throughout the Period Presented

	For the Period August 9, 2016 (Commencement) to October 31, 2016
NET ASSET VALUE, BEGINNING OF PERIOD	$25.09	(a)

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.20
Net realized and unrealized gain	0.38
Total from investment operations	0.58

NET INCREASE IN NET ASSET VALUE	0.58
NET ASSET VALUE, END OF PERIOD	$25.67
TOTAL RETURN(c)	2.31%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$3,902

Ratio of expenses to average net assets	0.80	%(d)
Ratio of net investment income to average net assets	3.28	%(d)
Portfolio turnover rate(e)	0	%(f)

(a)
The net asset value at the beginning of the period differs from the beginning net asset value reflected on the Statement of Changes in Net Assets due to a change in unrealized gain/(loss) from the inception date, August 8, 2016, to when the initial basket was created.

(b)	Based on average shares outstanding during the period.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at actual reinvestment prices.  Total return calculated for a period less than one year is not annualized.

(d)	Annualized.
(e)	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.
(f)	Less than 0.50%.

See Notes to Financial Statements.

10	844.809.3557 | www.summitwateretf.com

Summit Water Infrastructure Multifactor ETF	Notes to Financial Statements

October 31, 2016

1. ORGANIZATION

The Elevation ETF Trust (the ‘‘Trust’’) is an open‐ended management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of October 31, 2016, the Trust currently consists of two separate portfolios. Each portfolio represents a separate series of the Trust. This report pertains to the Summit Water Infrastructure Multifactor ETF (the “Fund”). The Fund seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of the Zacks Global Water Index (the “Underlying Index”). The Fund has elected to qualify as a non‐diversified series of the Trust under the 1940 Act.

The Trust was organized as a statutory trust on December 3, 2015, under the laws of the State of Delaware. The Adviser purchased 2,000 initial shares at $25.00 per share on March 4, 2016, and the Fund commenced operations on August 9, 2016.

The Fund’s Shares (“Shares”) are listed on the New York Stock Exchange (“NYSE”) Arca. The Fund issues and redeems Shares at net asset value (“NAV”) in blocks of 50,000 Shares, each of which is called a “Creation Unit”. Creation Units are issued and redeemed principally in‐kind for securities included in the Underlying Index. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. The Fund is authorized to issue an unlimited number of shares with no par value.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

A. Portfolio Valuation
The Fund’s NAV is determined daily, as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded in the over‐the‐counter market, but excluding securities traded on the NASDAQ, are valued at the latest quoted sale price in such market.

The Fund’s investments are valued at fair value or, in the absence of fair value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued in good faith by or under the direction of the Board. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre‐established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de‐listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the sale on the applicable exchange or principal market. A variety of factors may be considered in determining the fair value of such securities.

B. Fair Value Measurements
The Fund discloses the classification of its fair value measurements following a three‐tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability; including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Annual Report | October 31, 2016	11

Summit Water Infrastructure Multifactor ETF	Notes to Financial Statements

October 31, 2016

Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open‐end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 –
Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –
Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where  there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2016:

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$3,892,378	$–	$–	$3,892,378
Total	$3,892,378	$–	$–	$3,892,378

*	For a detailed sector breakdown, see the accompanying Schedule of Investments.

The Fund recognizes transfers between levels as of the end of the period. For the period ended October 31, 2016, the Fund did not have any transfers between Level 1 and Level 2 securities. The Fund did not have any securities which used significant unobservable inputs (Level 3) in determining fair value during the period.

C. Foreign Currency Translation
The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. The portion of realized and unrealized  gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period‐end, resulting from changes in  exchange rates.

12	844.809.3557 | www.summitwateretf.com

Summit Water Infrastructure Multifactor ETF	Notes to Financial Statements

October 31, 2016

D. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the highest cost basis. Dividend income and capital gains distributions, if any, are recorded on the ex‐dividend date, net of any foreign taxes withheld. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Interest income, if any, is recorded on the accrual basis.

E. Dividends and Distributions to Shareholders
Dividends from net investment income of the Fund, if any, are declared and paid annually. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually. Dividends may be declared and paid more frequently to improve underlying index tracking or to comply with the distribution requirements of the Internal Revenue Code. Distributions and dividends to shareholders are recorded on the ex‐dividend date.

F. Organizational and Offering Costs
Organizational and offering costs were paid by the Adviser and will not be borne by the Fund.

G. Federal Tax and Tax Basis Information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under tax regulations.

For the period ended October 31, 2016, the following reclassifications, which had no impact on results of operations or net assets, were recorded  to reflect permanent tax differences resulting primarily from foreign currency transactions:

Fund	Paid-in Capital	Overdistributed Net Investment Loss	Accumulated Net Realized Gain on Investments
Summit Water Infrastructure Mutlifactor ETF	$–	$(1,832)	$1,832

The Fund has not paid any distributions for the period ended October 31, 2016.

As of October 31, 2016 the components of distributable earning on a tax basis for the Fund were as follows:

Summit Water Infrastructure Mutlifactor ETF
Undistributed net investment income	$19,710
Net unrealized appreciation on investments	24,498
Total	$44,208

As of October 31, 2016, the cost of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

Summit Water Infrastructure Mutlifactor ETF
Gross appreciation (excess of value over tax cost)	$150,407
Gross depreciation (excess of tax cost over value)	(125,816)
Net depreciation of foreign currency	(93)
Net unrealized appreciation	24,498
Cost of investments for income tax purposes	$3,867,787

H. Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. The Fund evaluates tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more‐likely‐than‐not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more‐likely‐than‐not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

Annual Report | October 31, 2016	13

Summit Water Infrastructure Multifactor ETF	Notes to Financial Statements

October 31, 2016

As of and during the period ended October 31, 2016, the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions.

I. Indemnification
Pursuant to the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance   of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain  general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

ALPS Advisors, Inc. (the “Adviser”) acts as the Fund’s investment adviser pursuant to an Advisory Agreement with the Trust on behalf of the Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Fund pays the Adviser a unitary fee for the services and facilities it provides payable on a monthly basis at the annual rate of 0.80% of the Fund’s average daily net assets. From time to time, the Adviser may waive all or a portion of its fee.

Out of the unitary management fee, the Adviser pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit, independent trustees and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, taxes, litigation and indemnification expenses, and extraordinary expenses not incurred in the ordinary course of the Fund’s business. The Adviser’s unitary management fee is designed to pay substantially all of the Fund’s expenses and to compensate the Adviser for providing services for the Fund.

ALPS Fund Services, Inc. (the “Administrator”), an affiliate of the Adviser, is the fund accountant and administrator of the Fund.

ALPS Distributors, Inc. (the “Distributor”), an affiliate of the Adviser, serves as the principal underwriter and national distributor for the shares of the Fund pursuant to a Distribution Agreement with the Trust. The offering of the Fund’s shares is continuous.

Certain Officers and Trustees of the Fund are Officers of the above companies.

Each Trustee who is not an officer or employee of the Adviser, any sub‐adviser or any of their affiliates (“Independent Trustees”) receives (1) a quarterly retainer of $4,000, (2) a per meeting fee for regularly scheduled meetings of $2,000, (3) $1,000 for any special meeting held outside of a regularly scheduled board meeting, and (4) reimbursement for all reasonable out‐of‐pocket expenses relating to attendance at meetings.

4. PURCHASES AND SALES OF SECURITIES

For the period ended October 31, 2016, the cost of purchases and proceeds from sales of investment securities, excluding in‐kind transactions and short‐term investments, were as follows:

Purchases	Sales
$466,491	$5,657

For the period ended October 31, 2016, the cost of in‐kind purchases and proceeds from in‐kind sales were as follows:

Purchases	Sales
$3,406,880	$–

The Summit Water Infrastructure Mutlifactor ETF had an in‐kind net realized gain/(loss) of $0.

Gains on in‐kind transactions are not considered taxable for federal income tax purposes.

14	844.809.3557 | www.summitwateretf.com

Summit Water Infrastructure Multifactor ETF	Notes to Financial Statements

October 31, 2016
5. CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares. Only broker‐dealers or large institutional investors with creation and redemption agreements called Authorized Participants (“AP”) are permitted to purchase or redeem Creation Units from the Fund. Such transactions are generally permitted on an in‐kind basis, with a balancing cash component to equate the transaction to the NAV per unit of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

A fixed creation transaction fee of $500 per transaction is applicable to each transaction regardless of the number of Creation Units in the transaction. An additional variable charge for transactions effected outside the Clearing Process or for cash creations/redemptions or partial cash creations/redemptions may also be imposed to compensate the Fund for the costs associated with buying/selling the applicable securities.

6. SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date of the financial statements were issued. Management has determined that there were no subsequent events to report through the issuance of these financial statements.

Annual Report | October 31, 2016	15

Summit Water Infrastructure Multifactor ETF	Additional Information

October 31, 2016 (Unaudited)

PROXY VOTING RECORDS, POLICIES AND PROCEDURES

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12‐month period ended June 30 and a description of the Fund’s proxy voting policies and procedures used in determining how to vote for proxies are available without charge on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov and upon request, by calling 1‐844‐809‐3557.

PORTFOLIO HOLDINGS

The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of the Fund’s portfolio holdings with the SEC on Form N‐Q. Form N‐Q for the Fund will be available on the SEC’s website at www.sec.gov. The Fund’s Form N‐Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1‐ 800‐SEC‐0330. The Fund’s Form N‐Q will be available without charge, upon request, by calling 1‐844‐809‐3557 or by writing to Elevation ETF Trust at 1290 Broadway, Suite 1100, Denver, Colorado 80203.

TAX INFORMATION

Pursuant to Section 853(c) of the Internal Revenue Code, the Fund designated the following:

	Foreign Taxes Paid	Foreign Source Income
Summit Water Infrastructure Multifactor ETF	$428	$11,559

The Fund will notify shareholders in early 2017 of amounts paid to them by the Fund, if any, during the calendar year 2016.

INDEX PROVIDER AND LICENSING AGREEMENT

Zacks Index Services (the “Index Provider”) is the index provider for the Fund. The Index Provider, a division of Zacks Investment Management (“ZIM”), creates and maintains proprietary, quantitative portfolio strategies that are licensed to product sponsors and serve as the basis of investment products such as exchange‐traded funds, unit investment trusts and closed‐end funds. ZIM, a wealth management boutique, is a  leading expert on earnings and using earnings estimates in the investment process. ZIM is a wholly owned subsidiary of Zacks Investment Research, one of the largest providers of independent research in the U.S. The Index Provider is not affiliated with the Trust, the Adviser or the Distributor.

The Index Provider has entered into a License Agreement with Summit Global Management, Inc. (“Summit” and such License Agreement, the “Summit License Agreement”) to provide for the use by Summit of the names of the Index Provider and Underlying Index and certain related intellectual property in connection with the Underlying Index. Summit in turn has entered into a Sublicense Agreement with the Adviser to provide for the use of the Underlying Index by the Adviser with respect to the Fund. Pursuant to the Sublicense Agreement, the use of the Underlying Index by the Adviser is subject to the terms of the Summit License Agreement, which impose certain limitations and conditions on the Adviser’s ability to use the Underlying Index. The Adviser has entered into a Sub‐Sublicense Agreement with the Fund to provide for the use of the Underlying Index by the Fund. The Fund does not pay a separate licensing fee to use the Underlying Index.

Zacks Index Services is the designer of the construction and methodology for the Underlying Index. “Zacks Index Services a division of Zacks Investment Management” and “Zacks” are service marks or trademarks of Zacks Index Services. “Summit” is a service mark or trademark of Summit (the “Licensee”). Zacks Index Services and Summit act as brand licensor for the Index. Neither Zacks Index Services nor Summit is responsible for  the descriptions of the Underlying Index or the Fund that appear herein. Zacks Index Services and Summit are not affiliated with the Trust, the Adviser or the Distributor. The following disclosure relates to such licensing agreements:

This Product is not sponsored, endorsed, sold or promoted by Zacks Investment Management, Inc. (“Licensor”). Licensor makes no representation or warranty, express or implied, regarding the advisability of investing in securities generally or in the Product particularly or the ability of the Index to track general market performance. Licensor’s only relationship to the Licensee is the licensing of the Index which is determined and composed  by Licensor without regard to the Licensee or the Product. Licensor has no obligation to take the needs of the Licensee or the owners of the  Product into consideration in determining or composing the Index. Licensor shall not be liable to any person for any error in the Index nor shall it be under any obligation to advise any person of any error therein.

The Fund is not sponsored by Summit. Summit makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities or commodities generally or in the Fund particularly and does not guarantee the quality, accuracy or completeness of the Underlying Index or any Underlying Index data included herein or derived therefrom and assumes no liability in connection with their use. The Underlying Index is determined and composed without regard to the Adviser or the Fund. Summit has no obligation to take the needs of the Adviser, the Fund or the shareholders of the Fund into consideration in connection with the foregoing. Summit  is not responsible for and has not participated in the determination of pricing or the timing of the issuance or sale of the Shares of the Fund or in the determination or calculation of the NAV of the Fund. Summit has no obligation or liability in connection with the administration or trading of the Fund.

16	844.809.3557 | www.summitwateretf.com

Summit Water Infrastructure Multifactor ETF	Additional Information

October 31, 2016 (Unaudited)

Summit does not guarantee the accuracy and/or completeness of the Underlying Index or any data included therein, and Summit shall have no liability for any errors, omissions, or interruptions therein. Summit makes no warranty, express or implied, as to results to be obtained by the Adviser, the Fund, Fund shareholders or any other person or entity from the use of the Underlying Index or any data included therein. Summit makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall Summit have any liability for any special, punitive, indirect, or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index, even if notified of the possibility of such damages.

The Adviser does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein, and the Adviser shall have no liability for any errors, omissions or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the Shares of the Fund or any other person or entity from the use of the Underlying Index or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect, or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index, even if notified of the possibility of such damages.

Annual Report | October 31, 2016	17

Summit Water Infrastructure Multifactor ETF	Board Considerations Regarding Approval of Investment Advisory Agreement

October 31, 2016 (Unaudited)

At an in‐person meeting held on March 2, 2016 (the “Meeting”), the Board of Trustees of the Trust (the “Board” or the “Trustees”), including the Trustees who are not “interested persons” of the Trust within the meaning of the 1940 Act, as amended (the “Independent Trustees”), evaluated a proposal to approve the Advisory Agreement between the Trust and ALPS Advisors, Inc. (the “Adviser”) with respect to the Summit Water Infrastructure Multifactor ETF (“the Fund”). The Independent Trustees also met separately to consider the Advisory Agreement.

Prior to reaching the conclusion to approve the Advisory Agreement, the Independent Trustees requested and obtained from the Adviser such information as the Independent Trustees deemed reasonably necessary to evaluate the Advisory Agreement with respect to the Fund. In addition, the Board received a memorandum from fund counsel regarding the responsibilities of the Board with respect to the approval of investment advisory agreements, which they reviewed during the Meeting and participated in question and answer sessions with representatives of the Adviser. Prior to the Meeting, the Board obtained and reviewed a wide variety of information, including certain comparative information regarding the Fund’s proposed fees and expenses relative to the fees and expenses of other comparable funds. The Independent Trustees carefully evaluated this information and met in executive session outside the presence of Fund management.

In evaluating the Advisory Agreement, the Trustees considered various factors, including (i) the nature, extent and quality of the services expected to be provided by the Adviser with respect to the Fund under the Advisory Agreement, as applicable, (ii) the advisory fees and other expenses proposed to be paid by the Fund compared to those of similar funds managed by other investment advisers, (iii) the expected profitability to the Adviser from its proposed advisory relationships with the Fund and the reasonableness of compensation to the Adviser; (iv) the extent to which economies of scale would be realized if and as the Fund’s assets increase and whether the fee level in the Advisory Agreement reflects these economies of scale; and (v) any additional benefits and other considerations.

With respect to the nature, extent and quality of the services to be provided by the Adviser under the Advisory Agreement, the Trustees considered and reviewed information concerning the services proposed to be provided under the Advisory Agreement, the strategy for the Fund, financial information regarding the Adviser and its parent company, information describing the Adviser’s current organizations and the background and experience of the persons who would be responsible for the day‐to‐day management of the Fund, the anticipated financial support of the Fund, and the nature and quality of services provided to other ETFs, open‐end and closed‐end funds by the Adviser. Based upon their review, the Trustees concluded that the Adviser was qualified to oversee the services to be provided by other service providers and that the services to be provided by the Adviser to the Fund are expected to be satisfactory.

With respect to the costs of services to be provided and profits to be realized by the Adviser, the Trustees considered the resources involved in managing the Fund as well as the fact that the Adviser agreed to pay all of the Fund’s’ expenses (except for interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) out of the unitary advisory fee. Based on its review, the Trustees concluded that the expected profitability of the Fund to the Adviser was not unreasonable.

The Trustees also reviewed comparative fee and expense data provided by Broadridge and the Adviser regarding the Fund. The Trustees noted the services to be provided by the Adviser for the annual advisory fee of 0.80% of the Fund’s average daily net assets. The Trustees also considered that the advisory fee was a unitary one and that, as set forth above, the Adviser had agreed to pay all of the Fund’s expenses (except for interest expenses, marketing fees, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) out of the unitary fee. Based on the foregoing and the other information available to them, the Trustees concluded that the advisory fee for the Fund was reasonable under the circumstances and in light of the quality of services provided.

The Trustees also considered other benefits that may be realized by the Adviser from its relationship with the Fund and concluded that the advisory fees were reasonable taking into account such benefits.

The Trustees considered the extent to which economies of scale would be realized as the Fund grows and whether the advisory fee levels reflect a reasonable sharing of such economies of scale for the benefit of the Fund’s investors. Because the Fund is newly organized, the Trustees reviewed the Fund’s proposed unitary advisory fee and anticipated expenses and determined to review economies of scale in the future when the Fund had attracted assets.

In voting to approve the Advisory Agreement, the Trustees (a) concluded that the terms of the Advisory Agreement are reasonable and fair in light of the services to be performed, (b) concluded that the Adviser’s fees are reasonable in light of the services that it will provide to the Fund; and (c) agreed to approve the Advisory Agreement based upon the above considerations, among others. The Trustees did not identify any single factor or group of factors as all important or controlling, noting that each Trustee could attribute different weights to the various factors considered, and they considered all factors together.

18	844.809.3557 | www.summitwateretf.com

Summit Water Infrastructure Multifactor ETF	Trustees & Officers

December 20, 2016 (Unaudited)

INDEPENDENT TRUSTEE

Name, Address & Year of Birth*	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustees***	Other Directorships Held by Trustees
Jeremy W. Deems 1976	Lead Independent Trustee	Since 2016	Mr. Deems is the Co-Founder, Chief Compliance Officer and Chief Financial Officer of Green Alpha Advisors, LLC, a registered investment advisor, and Co- Portfolio Manager of the Shelton Green Alpha Fund. Prior to joining Green Alpha Advisors, Mr. Deems was CFO and Treasurer of Forward Management, LLC, ReFlow Management Co., LLC, ReFlow Fund, LLC, a private investment fund, and Sutton Place Management, LLC (an administrative services company) from 1998 to June 2007. From 2004 to 2005, Mr. Deems also served as Treasurer of the Forward Funds and the Sierra Club Funds.	64
Mr. Deems is a Trustee of ALPS ETF Trust (19 funds); ALPS Variable Investment Trust (9 funds); Clough Funds Trust (1 Funds); Financial Investors Trust (34 funds); and Reaves Utility Income Fund (1 fund).

Clifford J. Weber 1963	Trustee	Since 2016	Mr. Weber is the founder of Financial Products Consulting Group, LLC (a consulting firm). Prior to starting Financial Products Consulting Group, he was the Executive Vice President – Global Index and Exchange Traded Products of the NYSE, a subsidiary of Intercontinental Exchange, from 2013 to 2015. Previously, Mr. Weber was the Executive Vice President – Head of Strategy and Product Development of NYSE Liffe U.S., a division of NYSE Euronext, from 2008 to 2013, and held various positions with the American Stock Exchange from 1990 to 2008.	2	Clough Funds Trust (1Fund); Janus Detroit Street Trust (4 funds); and Clayton Street Trust (3 funds).

*	The business address of the Trustee is c/o ALPS Advisors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203.
**	This is the period for which the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.
***	The Fund Complex includes all series of the Trust and any other investment companies for which ALPS Advisors, Inc. provides investment advisory services.

The Statement of Additional Information includes additional information about the Fund’s Trustees and is available, without charge, upon request by calling (toll-free) 1-844-809-3557.

Annual Report | October 31, 2016	19

Summit Water Infrastructure Multifactor ETF	Trustees & Officers

December 20, 2016 (Unaudited)

INTERESTED TRUSTEE

Name, Address and Year of Birth of Interested Trustee*	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustees***	Other Directorships Held by Trustees
Jeremy O. May 1970	Trustee, Chairman and President	Since 2015	Mr. May joined ALPS in 1995 and is currently President of ALPS and ALPS Distributors, Inc., and Executive Vice President and Director of ALPS Advisors, Inc. and ALPS Holdings, Inc. Mr. May is also Director of ALPS Portfolio Solutions Distributor, Inc. Mr. May is currently on the Board of Directors of the University of Colorado Foundation.	2	Mr. May is chairman and Trustee of the Reaves Utility Income Fund (1 fund) and the ALPS Series Trust (11 funds).

*	The business address of the Trustee is c/o ALPS Advisors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203.
**	This is the period for which the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.
***	The Fund Complex includes all series of the Trust and any other investment companies for which ALPS Advisors, Inc. provides investment advisory services.

The Statement of Additional Information includes additional information about the Fund’s Trustees and is available, without charge, upon request by calling (toll-free) 1-844-809-3557.

20	844.809.3557 | www.summitwateretf.com

Summit Water Infrastructure Multifactor ETF	Trustees & Officers

December 20, 2016 (Unaudited)

OFFICERS

Name, Address and Year of Birth of Officer*	Position(s) Held with Trust	Length of Time Served**	Principal Occupation(s) During Past 5 Years
Theodore J. Uhl 1974	Chief Compliance Officer (“CCO”)	Since 2016
Mr. Uhl joined ALPS Fund Services in October 2006, and is currently Deputy Compliance Officer of ALPS. Because of his position with ALPS, Mr. Uhl is deemed an affiliate of the Trust as defined under the 1940 Act. Prior to his current role, Mr. Uhl served as Senior Risk Manager for ALPS from October 2006 until June 2010. Before joining ALPS, Mr. Uhl served as Senior Analyst with Enenbach and Associates (RIA), and as Senior Financial Analyst at Sprint. Mr. Uhl is also CCO of the Boulder Growth & Income Fund, Inc., Clough Global Funds, Centre Funds, Elevation ETF Trust, Financial Investors Trust, Index Funds, Reality Shares ETF Trust, Reaves Utility Income Fund, and XAI Octagon Credit Opportunities Alternative Registered Trust.

Kimberly R. Storms, 1972	Treasurer	Since 2015
Ms. Storms is Senior Vice President and Director of Fund Administration of ALPS. Because of her position with ALPS, Ms. Storms is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Storms is also Treasurer of ALPS Series Trust, Financial Investors Trust, Liberty All‐Star Equity Fund and Liberty All‐Star Growth Fund, Inc. Ms. Storms also serves as a Board member and Treasurer of The Center for Trauma & Resilience, a nonprofit agency.

Alan Gattis, 1980	Assistant Treasurer	Since 2016
Mr. Gattis, Fund Controller for ALPS Fund Services, Inc., joined ALPS in 2011. Because of his position with ALPS, Mr. Gattis is deemed an affiliate of the Trust as defined under the 1940 Act. Previously, he was an Audit Manager for Spicer Jeffries LLP (a public accounting firm) from 2009 until 2011. He was an auditor for PricewaterhouseCoopers LLP from 2004 until 2009. Mr. Gattis is also Assistant Treasurer of Clough Funds Trust, Clough Global Opportunities Fund, Clough Global Allocation Fund, Clough Global Equity, Griffin Institutional Access Real Estate Fund Stadion Funds and Centaur Mutual Funds Trust.

Andrea E. Kuchli, 1985	Secretary	Since 2015
Ms. Kuchli joined ALPS in February 2015. She is currently Vice President and Senior Counsel of ALPS and AAI. Because of her position with ALPS, Ms. Kuchli is deemed an affiliate of the Trust as defined under the 1940 Act. Prior to joining ALPS, Ms. Kuchli was an Associate Attorney with Davis Graham & Stubbs LLP from April 2014 to January 2015, and an Associate Attorney with Dechert LLP from September 2011 to April 2014. Ms. Kuchli is also the Assistant Secretary of the James Advantage Trust, ALPS ETF Trust and Riverfront Opportunities Fund, Inc., and Secretary of the Principal Real Estate Income Fund and ALPS Variable Investment Trust.

Abigail J. Murray 1975	Assistant Secretary	Since 2015
Ms. Murray joined ALPS in April 2015. She is currently Vice President and Senior Counsel of ALPS and AAI. Because of her position with ALPS, Ms. Murray is deemed an affiliate of the Trust as defined under the 1940 Act. Prior to joining ALPS, Ms. Murray was an Attorney and Managing Member at Murray & Rouvina PLC from 2014 to 2015 and an Associate with Vedder Price P.C. from 2007 to 2014. Ms. Murray is also the Secretary of ALPS ETF Trust, Clough Global Allocation Fund, Clough Global Equity Fund, Clough Global Opportunities Fund, Clough Funds Trust and RiverNorth Opportunities Fund, Inc. and Assistant Secretary of the Principal Real Estate Income Fund, Liberty All‐Star Equity Fund and Liberty All‐Star Growth Fund, Inc.

*	The business address of each Officer is c/o ALPS Advisors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203.
**	This is the period for which the Officer began serving the Trust. Each Officer serves an indefinite term, until her/her successor is elected.

Annual Report | October 31, 2016	21

SummitWater

**INFRASTRUCTURE MULTIFACTOR ETF**

*This report has been prepared for shareholders of the ETF described herein and may be distributed to others only if preceded or accompanied by a prospectus. Please read the prospectus carefully.*

*ALPS Distributors, Inc., Distributor for the ETF.*

Item 2.	Code of Ethics.

(a)
The Registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller or any persons performing similar functions on behalf of the Registrant.

(b)	Not applicable.

(c)	During the period covered by this report, no amendments to the provisions of the code of ethics referenced in 2(a) above were made.

(d)	During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics referenced in 2(a) above were granted.

(e)	Not applicable.

(f)	The Registrant's Code of Ethics is attached as an Exhibit hereto.

Item 3.	Audit Committee Financial Expert.

The Board of Trustees of the Registrant has determined that the Registrant has at least one Audit Committee Financial Expert serving on its audit committee. The Board of Trustees of the Registrant has designated Jeremy W. Deems as the Registrant’s “Audit Committee Financial Expert”. Mr. Deems is “independent” as defined in paragraph (a)(2) of Item 3 to Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

(a)
Audit Fees: For the Registrant’s fiscal year ended October 31, 2016, the aggregate fees billed for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements were $22,000.

(b)
Audit-Related Fees: For the Registrant’s fiscal year ended October 31, 2016, the aggregate fees billed for professional services rendered by the principal accountant for the verification of the Registrant’s securities and similar investments in accordance with Rule 17f-2 under the Investment Company Act of 1940 were $0.

(c)
Tax Fees: For the Registrant’s fiscal year ended October 31, 2016, the aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $5,100. The fiscal year 2016 tax fees were for services pertaining to federal and state income tax return review, review of year-end dividend distributions and excise tax preparation.

(d)
All Other Fees: For the Registrant’s fiscal year ended October 31, 2016, aggregate fees billed to the Registrant by the principal accountant for services provided by the principal accountant other than the services reported in paragraphs (a) through (c) of this Item 4 were $2,500. The nature of the services performed for the October 31, 2016 fiscal year was for the March 4, 2016 seed audit of the registrant.

(e)(1)
Audit Committee Pre-Approval Policies and Procedures: All services to be performed by the Registrant's principal accountant must be pre-approved by the Registrant's audit committee or by the Audit Committee’s designee pursuant to the Audit Committee’s Charter.

(e)(2)	No services described in paragraphs (b) through (d) of this Item were approved by the Registrant’s audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)
The aggregate non-audit fees billed by the Registrant’s accountant for the fiscal year ended October 31, 2016 of the Registrant were $5,804. These fees consisted of non-audit fees billed to (i) the Registrant of $5,100 as described in response to paragraph (c) above and (ii) to ALPS Fund Services, Inc. (“AFS”), an entity under common control with ALPS Advisors, Inc., the Registrant’s investment adviser, of $704. The non-audit fees billed to AFS related to SSAE 16 services and other compliance-related matters.

(h)
The Registrant’s audit committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence. The Registrant’s audit committee determined that the provision of such non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

The Registrant has a separately designated standing Audit Committee established in accordance with Section 3 (a)(58)(A) of the Exchange Act. The Audit Committee is comprised of the following members:

Jeremy Deems
Cliff Weber

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.	Submission of Matters to Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2) of Regulation S-K, or this Item.

Item 11.	Controls and Procedures.

(a)
The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	The registrant’s Code of Ethics for Principal Executive and Senior Financial Officers, which is the subject of the disclosure required by Item 2 of Form N-CSR is filed herewith as Exhibit 12(a)(1).

(a)(2)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.Cert.

(a)(3)	Not applicable.

(b)
The certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ELEVATION ETF TRUST

By:	/s/ Jeremy O. May
Jeremy O. May
President (Principal Executive Officer)

Date:	December 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeremy O. May
Jeremy O. May
President (Principal Executive Officer)

Date:	December 29, 2016

By:	/s/ Kimberly R. Storms
Kimberly R. Storms
Treasurer (Principal Financial Officer)

Date:	December 29, 2016